Note 10 - Share Capital - Weighted Average Number of Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Net income	$ 77,779	$ 48,659
Basic weighted average number of shares outstanding (in shares)	103,157,768	102,486,986
Stock options (in shares)	119,493	51,971
Restricted and performance share units (in shares)	367,832	93,007
Deferred share units (in shares)	529,762	498,589
Diluted weighted average number of shares outstanding (in shares)	104,174,855	103,130,553
Diluted earnings per share (in dollars per share)	$ 0.75	$ 0.47